RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

(a) Due to related parties

	Related party relationship	March 31, 2024	September 30, 2023
		(Unaudited)
Wenhu Guo	Senior Management of the Company	7,729	6,168
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	95,260	3,392
Jing Liu	Wife of the controlling shareholder	42,803	18,925
Sheying Wang	Senior Management of the Company	3,047	3,016
Yuantao Wang	49% shareholder of Tianjin YHX	23,898	23,650
Shujie Mou	Senior Management of Tianjin YHX	15,903	28,229
Total due to related parties		188,640	83,380

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11 — RELATED PARTY TRANSACTIONS (continued)

As of March 31, 2024 and September 30, 2023, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Due from related parties

	Related party relationship	March 31, 2024	September 30, 2023
		(Unaudited)
Wenjuan Chen	Senior Management of the Company	$3,806	$8,358
Lu Jiang	Employee of the Company	54	53
Total due from related parties		$3,860	$8,411

As of March 31, 2024 and September 30, 2023, the balance of due from related parties was mainly comprised of advance to the employees for business purposes.

(c) Loan guarantee provided by related parties

In connection with the Company’s short-term and long-term loans borrowed from PRC banks and other financial institutions, the Company’s controlling shareholder, Mr. Yongwei Hu pledged his proportionate ownership interest in Xi’an App-chem, and his personal bank savings as collateral to safeguard the Company’s borrowings from the banks and financial institutions. Mr. Yongwei Hu and his wife Ms. Jing Liu also jointly pledged their personal residence property to guarantee the Company’s certain loans (see Note 10).

NOTE 11 — RELATED PARTY TRANSACTIONS

(a) Due to related parties

	Related party relationship	September 30, 2023	September 30, 2022

Wenhu Guo	Senior Management of the Company	$6,168	$3,290
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	3,392	6,583
Jing Liu	Wife of the controlling shareholder	18,925	-
Sheying Wang	Senior Management of the Company	3,016	3,093
Yuantao Wang	49% shareholder of Tianjin YHX	23,650	59,870
Shujie Mou	Senior Management of Tianjin YHX	28,229	-
Total due to related parties		$83,380	$72,836

As of September 30, 2023 and 2022, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Due from related parties

	Related party relationship	September 30, 2023	September 30, 2022

Wenjuan Chen	Senior Management of the Company	$8,358	$-
Lu Jiang	Employee of the Company	53	-
Total due from related parties		$8,411	$-

As of September 30, 2023 and 2022, the balance of due from related parties was mainly comprised of advance to the employees for business purposes.

(c) Loan guarantee provided by related parties

In connection with the Company’s short-term and long-term loans borrowed from PRC banks and other financial institutions, the Company’s controlling shareholder, Mr. Yongwei Hu pledged his proportionate ownership interest in Xi’an App-chem, and his personal bank savings as collateral to safeguard the Company’s borrowings from the banks and financial institutions. Mr. Yongwei Hu and his wife Ms. Jing Liu also jointly pledged their personal residence property to guarantee the Company’s certain loans (see Note 10).

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS